Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Assets and liabilities held at fair value, disaggregated by valuation technique and by product type
The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2022				2021
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	62,478	64,855	6,480	133,813	80,926	63,828	2,281	147,035
Financial assets at fair value through the income statement	5,720	198,723	9,125	213,568	5,093	177,167	9,712	191,972
Derivative financial assets	10,054	287,152	5,174	302,380	6,150	252,412	4,010	262,572
Financial assets at fair value through other comprehensive income	20,704	44,347	11	65,062	22,009	39,706	38	61,753
Investment property	—	—	5	5	—	—	7	7
Total assets	98,956	595,077	20,795	714,828	114,178	533,113	16,048	663,339

Trading portfolio liabilities	(44,128)	(28,740)	(56)	(72,924)	(27,529)	(26,613)	(27)	(54,169)
Financial liabilities designated at fair value	(133)	(270,454)	(1,050)	(271,637)	(174)	(250,376)	(410)	(250,960)
Derivative financial liabilities	(10,823)	(272,434)	(6,363)	(289,620)	(6,571)	(244,253)	(6,059)	(256,883)
Total liabilities	(55,084)	(571,628)	(7,469)	(634,181)	(34,274)	(521,242)	(6,496)	(562,012)
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 assets and liabilities held at fair value by product type
	2022		2021
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	2,362	(2,858)	1,091	(1,351)
Foreign exchange derivatives	1,513	(1,474)	376	(374)
Credit derivatives	290	(603)	323	(709)
Equity derivatives	1,009	(1,428)	2,220	(3,625)
Corporate debt	1,677	(49)	1,205	(21)
Reverse repurchase and repurchase agreements	37	(434)	13	(172)
Non-asset backed loans	9,949	—	6,405	—
Private equity investments	1,291	(8)	1,095	(6)
Other[a]	2,667	(615)	3,320	(238)
Total	20,795	(7,469)	16,048	(6,496)
Note
a    Other includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, Government and Government sponsored debt, asset backed securities, equity cash products and investment property.

Analysis of movements in Level 3 assets

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2022					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2022
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	394	(182)	—	(18)	(39)	—	—	87	(34)	597
Non asset backed loans	758	7,009	(2,635)	—	(19)	(264)	—	—	10	(22)	4,837
Other	1,134	665	(412)	—	(298)	(43)	—	—	275	(275)	1,046
Trading portfolio assets	2,281	8,068	(3,229)	—	(335)	(346)	—	—	372	(331)	6,480

Non asset backed loans	5,647	2,739	(1,019)	—	(1,487)	(733)	—	—	49	(84)	5,112
Private equity investments	1,095	192	(64)	—	(24)	95	(66)	—	56	—	1,284
Other	2,970	6,482	(6,540)	—	(189)	4	3	—	17	(18)	2,729
Financial assets at fair value through the income statement	9,712	9,413	(7,623)	—	(1,700)	(634)	(63)	—	122	(102)	9,125

Private equity investments	—	—	—	—	—	—	—	1	6	—	7
Other	38	—	—	—	(32)	—	—	(2)	—	—	4
Assets at fair value through other comprehensive income	38	—	—	—	(32)	—	—	(1)	6	—	11

Investment properties	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(23)	8	—	—	9	—	—	(27)	4	(56)

Financial liabilities designated at fair value	(410)	(286)	—	(98)	82	70	—	—	(448)	40	(1,050)

Interest rate derivatives	(260)	(216)	—	—	54	(467)	—	—	431	(38)	(496)
Foreign exchange derivatives	2	—	—	—	(6)	27	—	—	—	16	39
Credit derivatives	(386)	(4)	(2)	—	57	23	—	—	11	(12)	(313)
Equity derivatives	(1,405)	(213)	—	—	333	306	—	—	(11)	571	(419)
Net derivative financial instruments[a]	(2,049)	(433)	(2)	—	438	(111)	—	—	431	537	(1,189)

Total	9,552	16,739	(10,847)	(98)	(1,547)	(1,012)	(64)	(1)	456	148	13,326

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2021					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2021
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	310	(123)	—	(12)	38	—	—	41	(16)	389
Non-asset backed loans	709	1,580	(1,409)	—	(85)	(1)	—	—	45	(81)	758
Other	1,003	371	(425)	—	(57)	(49)	—	—	442	(151)	1,134
Trading portfolio assets	1,863	2,261	(1,957)	—	(154)	(12)	—	—	528	(248)	2,281

Non-asset backed loans	5,580	1,380	(306)	—	(748)	(181)	(174)	—	113	(17)	5,647
Private equity investments	874	166	(24)	—	(9)	—	163	—	35	(110)	1,095
Other	2,052	11,256	(10,230)	—	(185)	2	27	—	49	(1)	2,970
Financial assets at fair value through the income statement	8,506	12,802	(10,560)	—	(942)	(179)	16	—	197	(128)	9,712

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Other	47	—	—	—	(7)	—	—	(2)	—	—	38
Financial assets at fair value through other comprehensive income	153	—	—	—	(7)	—	—	(2)	—	(106)	38

Investment property	10	—	(2)	—	—	—	(1)	—	—	—	7
											—
Trading portfolio liabilities	(28)	(5)	23	—	—	(6)	—	—	(12)	1	(27)
											—
Financial liabilities designated at fair value	(355)	(4)	—	(101)	66	21	(1)	—	(68)	32	(410)

Interest rate derivatives	(2)	20	—	—	105	(255)	—	—	90	(218)	(260)
Foreign exchange derivatives	1	—	—	—	40	(2)	—	—	10	(47)	2
Credit derivatives	(155)	(239)	9	—	(45)	34	—	—	10	—	(386)
Equity derivatives	(1,614)	90	(1)	—	(15)	(4)	—	—	(3)	142	(1,405)
Net derivative financial instruments[a]	(1,770)	(129)	8	—	85	(227)	—	—	107	(123)	(2,049)

Total	8,379	14,925	(12,488)	(101)	(952)	(403)	14	(2)	752	(572)	9,552
Notes
a    The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,174m (2021: £4,010m) and derivative financial liabilities are £6,363m (2021: £6,059m).
b Trading income represents gains and (losses) on level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Analysis of movements in Level 3 liabilities

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2022					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2022
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	394	(182)	—	(18)	(39)	—	—	87	(34)	597
Non asset backed loans	758	7,009	(2,635)	—	(19)	(264)	—	—	10	(22)	4,837
Other	1,134	665	(412)	—	(298)	(43)	—	—	275	(275)	1,046
Trading portfolio assets	2,281	8,068	(3,229)	—	(335)	(346)	—	—	372	(331)	6,480

Non asset backed loans	5,647	2,739	(1,019)	—	(1,487)	(733)	—	—	49	(84)	5,112
Private equity investments	1,095	192	(64)	—	(24)	95	(66)	—	56	—	1,284
Other	2,970	6,482	(6,540)	—	(189)	4	3	—	17	(18)	2,729
Financial assets at fair value through the income statement	9,712	9,413	(7,623)	—	(1,700)	(634)	(63)	—	122	(102)	9,125

Private equity investments	—	—	—	—	—	—	—	1	6	—	7
Other	38	—	—	—	(32)	—	—	(2)	—	—	4
Assets at fair value through other comprehensive income	38	—	—	—	(32)	—	—	(1)	6	—	11

Investment properties	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(23)	8	—	—	9	—	—	(27)	4	(56)

Financial liabilities designated at fair value	(410)	(286)	—	(98)	82	70	—	—	(448)	40	(1,050)

Interest rate derivatives	(260)	(216)	—	—	54	(467)	—	—	431	(38)	(496)
Foreign exchange derivatives	2	—	—	—	(6)	27	—	—	—	16	39
Credit derivatives	(386)	(4)	(2)	—	57	23	—	—	11	(12)	(313)
Equity derivatives	(1,405)	(213)	—	—	333	306	—	—	(11)	571	(419)
Net derivative financial instruments[a]	(2,049)	(433)	(2)	—	438	(111)	—	—	431	537	(1,189)

Total	9,552	16,739	(10,847)	(98)	(1,547)	(1,012)	(64)	(1)	456	148	13,326

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2021					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2021
		Purchases	Sales	Issues	Settlements	Trading income[b]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	310	(123)	—	(12)	38	—	—	41	(16)	389
Non-asset backed loans	709	1,580	(1,409)	—	(85)	(1)	—	—	45	(81)	758
Other	1,003	371	(425)	—	(57)	(49)	—	—	442	(151)	1,134
Trading portfolio assets	1,863	2,261	(1,957)	—	(154)	(12)	—	—	528	(248)	2,281

Non-asset backed loans	5,580	1,380	(306)	—	(748)	(181)	(174)	—	113	(17)	5,647
Private equity investments	874	166	(24)	—	(9)	—	163	—	35	(110)	1,095
Other	2,052	11,256	(10,230)	—	(185)	2	27	—	49	(1)	2,970
Financial assets at fair value through the income statement	8,506	12,802	(10,560)	—	(942)	(179)	16	—	197	(128)	9,712

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Other	47	—	—	—	(7)	—	—	(2)	—	—	38
Financial assets at fair value through other comprehensive income	153	—	—	—	(7)	—	—	(2)	—	(106)	38

Investment property	10	—	(2)	—	—	—	(1)	—	—	—	7
											—
Trading portfolio liabilities	(28)	(5)	23	—	—	(6)	—	—	(12)	1	(27)
											—
Financial liabilities designated at fair value	(355)	(4)	—	(101)	66	21	(1)	—	(68)	32	(410)

Interest rate derivatives	(2)	20	—	—	105	(255)	—	—	90	(218)	(260)
Foreign exchange derivatives	1	—	—	—	40	(2)	—	—	10	(47)	2
Credit derivatives	(155)	(239)	9	—	(45)	34	—	—	10	—	(386)
Equity derivatives	(1,614)	90	(1)	—	(15)	(4)	—	—	(3)	142	(1,405)
Net derivative financial instruments[a]	(1,770)	(129)	8	—	85	(227)	—	—	107	(123)	(2,049)

Total	8,379	14,925	(12,488)	(101)	(952)	(403)	14	(2)	752	(572)	9,552
Notes
a    The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,174m (2021: £4,010m) and derivative financial liabilities are £6,363m (2021: £6,059m).
b Trading income represents gains and (losses) on level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and (losses) recognised during the period on Level 3 assets and liabilities held at year end
	2022				2021
	Income statement		Other compre- hensive income	Total	Income statement		Other compre- hensive income	Total
	Trading income[a]	Other income			Trading income[a]	Other income
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(290)	—	—	(290)	(67)	—	—	(67)
Financial assets at fair value through the income statement	(551)	(66)	—	(617)	(176)	154	—	(22)
Fair value through other comprehensive income	—	—	1	1	—	—	—	—
Investment property	—	(1)	—	(1)	—	—	—	—
Trading portfolio liabilities	8	—	—	8	(5)	—	—	(5)
Financial liabilities designated at fair value	55	—	—	55	16	(1)	—	15
Net derivative financial instruments	(80)	—	—	(80)	(196)	—	—	(196)
Total	(858)	(67)	1	(924)	(428)	153	—	(275)
Note
a    Trading income represents gains and (losses) on level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.

Significant unobservable inputs, assets
The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2022 Range		2021 Range
			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	3	5	0	3%
		Credit spread	17	2,159	9	1,848	bps
		Yield	(3)	56	—	—%
	Correlation model	Inflation forwards	(20)	(13)	(20)	(13)%
	Option model	Inflation volatility	49	315	31	130	bps vol
		Interest rate volatility	36	430	5	600	bps vol
		Option volatility	57	60	—	—	£m
		FX - IR correlation	(20)	78	(20)	78%
		IR - IR correlation	12	99	(100)	99%
Credit derivatives	Discounted cash flows	Credit spread	3	2,943	2	2,925	bps
	Comparable pricing	Price	79	92	—	—	points
Equity derivatives	Option model	Equity volatility	3	140	2	108%
		Equity - equity correlation	40	100	10	100%
	Discounted cash flow	Discounted margin	(205)	634	(129)	93	bps
Foreign exchange derivatives	Option model	Option volatility	0	100	0	100	points
	Discounted Cash Flows	Yield	(3)	4	—	—%
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	50	801	31	1,552	bps
		Credit spread	200	300	200	300	bps
		Yield	5	34	3	10%
	Comparable pricing	Price	0	101	0	145	points
Private equity investments	EBITDA multiple	EBITDA multiple	11	15	16	20	Multiple
	Earnings multiple	Earnings multiple	4	23	5	28	Multiple
	Discounted cash flow	Credit spread	496	559	725	1,916	bps
		Discount margin	8	10	8	10%
Corporate debt	Comparable pricing	Price	0	232	0	284	points
	Discounted cash flows	Loan spread	229	834	229	854	bps
Commercial Real Estate loans	Discounted cash flows	Credit spread	267	426	68	543	bps
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	321	502	—	—	bps
Issued debt	Discounted cash flows	Credit spread	73	548	—	—	bps
	Option model	Equity volatility	3	111	—	—%
		Interest rate volatility	42	261	—	—	bps vol
Notes
a    A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
b The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
c    Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 17-2159bps (2021: 32-1,848bps).

Significant unobservable inputs, liabilities
The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2022 Range		2021 Range
			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	3	5	0	3%
		Credit spread	17	2,159	9	1,848	bps
		Yield	(3)	56	—	—%
	Correlation model	Inflation forwards	(20)	(13)	(20)	(13)%
	Option model	Inflation volatility	49	315	31	130	bps vol
		Interest rate volatility	36	430	5	600	bps vol
		Option volatility	57	60	—	—	£m
		FX - IR correlation	(20)	78	(20)	78%
		IR - IR correlation	12	99	(100)	99%
Credit derivatives	Discounted cash flows	Credit spread	3	2,943	2	2,925	bps
	Comparable pricing	Price	79	92	—	—	points
Equity derivatives	Option model	Equity volatility	3	140	2	108%
		Equity - equity correlation	40	100	10	100%
	Discounted cash flow	Discounted margin	(205)	634	(129)	93	bps
Foreign exchange derivatives	Option model	Option volatility	0	100	0	100	points
	Discounted Cash Flows	Yield	(3)	4	—	—%
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	50	801	31	1,552	bps
		Credit spread	200	300	200	300	bps
		Yield	5	34	3	10%
	Comparable pricing	Price	0	101	0	145	points
Private equity investments	EBITDA multiple	EBITDA multiple	11	15	16	20	Multiple
	Earnings multiple	Earnings multiple	4	23	5	28	Multiple
	Discounted cash flow	Credit spread	496	559	725	1,916	bps
		Discount margin	8	10	8	10%
Corporate debt	Comparable pricing	Price	0	232	0	284	points
	Discounted cash flows	Loan spread	229	834	229	854	bps
Commercial Real Estate loans	Discounted cash flows	Credit spread	267	426	68	543	bps
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	321	502	—	—	bps
Issued debt	Discounted cash flows	Credit spread	73	548	—	—	bps
	Option model	Equity volatility	3	111	—	—%
		Interest rate volatility	42	261	—	—	bps vol
Notes
a    A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
b The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
c    Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 17-2159bps (2021: 32-1,848bps).

Sensitivity analysis of valuations using unobservable inputs, assets

Sensitivity analysis of valuations using unobservable inputs
	2022				2021
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	119	—	(155)	—	51	—	(79)	—
Foreign exchange derivatives	16	—	(22)	—	20	—	(28)	—
Credit derivatives	79	—	(71)	—	111	—	(103)	—
Equity derivatives	161	—	(168)	—	187	—	(195)	—
Corporate debt	45	—	(27)	—	38	—	(28)	—
Non-asset backed loans	316	—	(521)	—	165	—	(256)	—
Private equity investments	268	1	(281)	(1)	246	—	(236)	—
Other[a]	71	—	(82)	—	62	—	(80)	—
Total	1,075	1	(1,327)	(1)	880	—	(1,005)	—
Note
a    Other includes asset backed loans, equity cash products and funds and fund-linked products

Sensitivity analysis of valuations using unobservable inputs, liabilities

Sensitivity analysis of valuations using unobservable inputs
	2022				2021
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	119	—	(155)	—	51	—	(79)	—
Foreign exchange derivatives	16	—	(22)	—	20	—	(28)	—
Credit derivatives	79	—	(71)	—	111	—	(103)	—
Equity derivatives	161	—	(168)	—	187	—	(195)	—
Corporate debt	45	—	(27)	—	38	—	(28)	—
Non-asset backed loans	316	—	(521)	—	165	—	(256)	—
Private equity investments	268	1	(281)	(1)	246	—	(236)	—
Other[a]	71	—	(82)	—	62	—	(80)	—
Total	1,075	1	(1,327)	(1)	880	—	(1,005)	—
Note
a    Other includes asset backed loans, equity cash products and funds and fund-linked products

Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	2022	2021
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(577)	(506)
Uncollateralised derivative funding	(11)	(127)
Derivative credit valuation adjustments	(319)	(212)
Derivative debit valuation adjustments	208	91

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet:

	2022					2021
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Loans and advances at amortised cost	398,779	391,661	15,117	113,153	263,391	361,451	362,424	17,381	83,191	261,852
Reverse repurchase agreements and other similar secured lending	776	776	—	776	—	3,227	3,227	—	3,227	—

Financial liabilities
Deposits at amortised cost	(545,782)	(545,738)	(426,016)	(116,157)	(3,565)	(519,433)	(519,436)	(434,431)	(83,501)	(1,504)
Repurchase agreements and other similar secured borrowing	(27,052)	(27,054)	—	(27,054)	—	(28,352)	(28,358)	—	(28,358)	—
Debt securities in issue	(112,881)	(113,276)	—	(110,151)	(3,125)	(98,867)	(100,657)	—	(98,364)	(2,293)
Subordinated liabilities	(11,423)	(11,474)	—	(11,254)	(220)	(12,759)	(13,334)	—	(13,267)	(67)